Other Liabilities And Provisions (Schedule Of Other Liabilities And Provisions) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Other Liabilities And Provisions [Abstract]
The Bow Office Building Liability	$ 1,486	$ 1,631
Obligation under Capital Lease	473	544
Unrecognized Tax Benefits	279	133
Pensions and Other Post-Employment Benefits	144	110
Long-Term Incentives	70	58
Other	32	44
Other Liabilities and Provisions	$ 2,484	$ 2,520